Structured Entities - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2024 CAD ($)	Oct. 31, 2024 USD ($)	Oct. 31, 2023 CAD ($)	Oct. 31, 2024 USD ($)	Jul. 17, 2024 USD ($)
Disclosure of information about structured entities [Line Items]
Fair value of transferred financial assets that are not derecognised in their entirety	$ 16,118		$ 15,266
Associated liabilities	15,598		14,244
NHA MBS US Agency MBS And CMO [member]
Disclosure of information about structured entities [Line Items]
Fair value of transferred financial assets that are not derecognised in their entirety	19,903		3,127
Series 49 of Non Viability Contingent Capital [Member]
Disclosure of information about structured entities [Line Items]
BMO issued Non-cumulative, 5-year Rate Reset Class B Preferred Shares	750
Series Fifty One of Non Viability Contingent Capital [Member]
Disclosure of information about structured entities [Line Items]
BMO issued Non-cumulative, 5-year Rate Reset Class B Preferred Shares	1,000
Series Fifty Four Non Viability Contingent Capital [Member]
Disclosure of information about structured entities [Line Items]
BMO issued Non-cumulative, 5-year Rate Reset Class B Preferred Shares		$ 750
Series Fifty Three Non Viability Contingent Capital [Member]
Disclosure of information about structured entities [Line Items]
BMO issued Non-cumulative, 5-year Rate Reset Class B Preferred Shares		$ 1,000
Five Point Six Two Five Percentage Limited Recourse Capital Notes Series Two [Member]
Disclosure of information about structured entities [Line Items]
Guarantee-linked notes issued	$ 750
Compound Instrument Interest Rate	5.625%	5.625%
Four Point Three Percentage Limited Recourse Capital Notes Series One [Member]
Disclosure of information about structured entities [Line Items]
Guarantee-linked notes issued	$ 1,250
Compound Instrument Interest Rate	4.30%	4.30%
Seven Point Three Two Five Percentage Limited Recourse Capital Notes Series Three [Member]
Disclosure of information about structured entities [Line Items]
Guarantee-linked notes issued	$ 1,000
Compound Instrument Interest Rate	7.325%	7.325%
Trading securities [member]
Disclosure of information about structured entities [Line Items]
Mortgage backed securities at fair value	$ 1,582		219
Class B Series Forty Eight Preferred Shares [Member]
Disclosure of information about structured entities [Line Items]
Guarantee-linked notes issued	1,250
BMO issued Non-cumulative, 5-year Rate Reset Class B Preferred Shares	1,250
Other Equity Instruments [Member] | Five Point Six Two Five Percentage Limited Recourse Capital Notes Series Two [Member]
Disclosure of information about structured entities [Line Items]
Guarantee-linked notes issued	$ 750
Compound Instrument Interest Rate	5.625%	5.625%
Other Equity Instruments [Member] | Four Point Three Percentage Limited Recourse Capital Notes Series One [Member]
Disclosure of information about structured entities [Line Items]
Guarantee-linked notes issued	$ 1,250
Compound Instrument Interest Rate	4.30%	4.30%
Other Equity Instruments [Member] | Seven Point Three Two Five Percentage Limited Recourse Capital Notes Series Three [Member]
Disclosure of information about structured entities [Line Items]
Guarantee-linked notes issued	$ 1,000
Compound Instrument Interest Rate	7.325%	7.325%
Other Equity Instruments [Member] | Seven Point Three Percentage Limited Recourse Capital Notes Series Five [Member]
Disclosure of information about structured entities [Line Items]
Guarantee-linked notes issued				$ 750	$ 750
Compound Instrument Interest Rate	7.30%	7.30%
Other Equity Instruments [Member] | Seven Point Seven Hundred Percentage Limited Recourse Capital Notes Series Four [Member]
Disclosure of information about structured entities [Line Items]
Guarantee-linked notes issued				$ 1,000
Compound Instrument Interest Rate	7.70%	7.70%
Other Securitization Vehicles [Member]
Disclosure of information about structured entities [Line Items]
Sale of MBS to securitization vehicles	$ 1,730		1,170
Gain or loss on sale of mortgage backed securities	19		25
Other Securitization Vehicles [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of information about structured entities [Line Items]
Financial liabilities	169		100
Securities [member] | NHA MBS US Agency MBS And CMO [member]
Disclosure of information about structured entities [Line Items]
Associated liabilities	15,223		1,781
Securities [member] | BMO managed funds [member]
Disclosure of information about structured entities [Line Items]
Assets recognised	848		870
Securities [member] | BMO managed funds [member] | Fair Value Through Profit Or Loss [Member]
Disclosure of information about structured entities [Line Items]
Assets recognised	250		181
Securities [member] | BMO managed funds [member] | Trading securities [member]
Disclosure of information about structured entities [Line Items]
Assets recognised	598		689
U.S. customer securitization vehicle [member]
Disclosure of information about structured entities [Line Items]
Sale of MBS to securitization vehicles	31,832		11,779
Canadian customer securitization vehicles [member]
Disclosure of information about structured entities [Line Items]
Undrawn amount under liquidity facilities	19,296		19,775
Funding vehicle [member]
Disclosure of information about structured entities [Line Items]
Commercial papers issued	$ 9,682		$ 6,054